Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
Summary of Significant Accounting Policies [Line Items]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies:

Basis of accounting:

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America on the accrual basis of accounting. Under this method of accounting, contributions and investment income are recorded when earned and administrative expenses are recorded when incurred.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment valuation and income recognition:

Investments are reported at fair value (except for fully benefit-responsive investment contracts, which are reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation/depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the plan year.

Contributions:

Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the participant contributions are withheld from compensation.

Notes receivable from participants:

Notes receivable from participants are measured at their unpaid principal balance, plus any accrued but unpaid interest. Interest income is recorded on the accrual basis.

Delinquent participant loans are deemed as distributions based upon the terms of the Plan document.

Distributions:

Distributions to Plan participants are recorded when paid.

Administrative expenses:

Expenses incurred in the administration of the Plan and the trust were generally charged to and paid by the participants and are included in the accompanying financial statements. Fees pertaining to specific participant transactions are paid by the Plan to the trustee and record keeper through participant deductions and are reflected as administrative expenses. In addition, certain investment related expenses were reflected as a reduction of net investment income and are not readily determinable.

Recent accounting pronouncements:

There were no recently adopted accounting pronouncements that had a significant impact on the Plan’s financial statements.